Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw Materials	$ 362.0	$ 335.2
Work in Process	149.7	129.3
Finished Goods	931.6	865.6
Inventories	1,443.3	1,330.1
LIFO Method Inventories [Abstract]
Value of inventories maintained using the LIFO method	190.6	181.5
Excess of estimated replacement cost over stated LIFO value	25.1	22.5
Reduction in cost of revenues as a result of liquidation of LIFO inventories	$ 0.3	$ 0.2	$ 0.9